Financial assets, liabilities and financial result (excluding Orange Bank) - Net of the profit related to BT securities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Effect in the consolidated net income of the investment in BT	€ (51)	€ (372)	€ (533)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment on BT shares before hedge of FX risk		(325)	(753)
Effect in the consolidated net income of the investment in BT	(51)	(372)	(533)
Financial assets available-for-sale, category [member]
Disclosure of detailed information about financial instruments [line items]
Impairment on BT shares before hedge of FX risk			(468)
Foreign exchange hedging effect			151
Impact of 2017 sale			(251)
Impact of 2018 sales			(34)
Dividends received			69
Effect in the consolidated net income of the investment in BT			€ (533)
Investments securities, BT Shares [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment on BT shares before hedge of FX risk		(303)
Foreign exchange hedging effect	6	32
Impact of 2017 sale		(126)
Impact of 2018 sales		(22)
Dividends received		47
Effect in the consolidated net income of the investment in BT		€ (372)
Investments securities, BT Shares [member] | Financial assets at fair value through profit or loss, category [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment on BT shares before hedge of FX risk	(99)
Foreign exchange hedging effect	6
Impact of 2018 sales	(2)
Dividends received	44
Effect in the consolidated net income of the investment in BT	€ (51)